Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 03, 2020
Document Effective Date	Nov. 03, 2020
Prospectus Date	Nov. 03, 2020
VictoryShares Top Veteran Employers ETF | VictoryShares Top Veteran Employers ETF
Prospectus:
Trading Symbol	VTRN
VictoryShares Protect America ETF | VictoryShares Protect America ETF
Prospectus:
Trading Symbol	SHLD